Investments in Subsidiaries (Narratives) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($)	Feb. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Percentage of acquisition of business			25.00%
Total consideration			$ 258
Description of take or pay agreement			Company engaged in a long-term take-or-pay supply agreement for all the vacuum salt produced at ICL Iberia.
Novetide Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of shares sell	50
Consideration, equity method				$ 33
Sales consideration				$ 8
Capital gain	$ 22
Nobian’s Holding [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquisition of business					51.00%
Percentage of shares sell		100
Total consideration		$ 13